Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000028182 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
C000028182 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[1]
C000028182 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[1]
C000028182 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[1]
C000028182 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
C000028182 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[1]
C000028182 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%	[1]
C000028182 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[1]
C000028182 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[1]
C000028183 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[2]
C000028183 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[2]
C000028183 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[2]
C000028183 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[2]
C000028183 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[2]
C000028183 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[2]
C000028183 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%	[2]
C000028183 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[2]
C000028183 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[2]
C000028190 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[3]
C000028190 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[3]
C000028190 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[3]
C000028190 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3]
C000028190 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%	[3]
C000028190 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%	[3]
C000028190 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[3],[4]
C000028190 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[3]
C000028190 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000028190 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000028190 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3],[5]
C000028190 [Member] | Over The Counter OTC Currency Put Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3],[5]
C000028191 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[6]
C000028191 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[6]
C000028191 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[6]
C000028191 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[6]
C000028191 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%	[6]
C000028191 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%	[6]
C000028191 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[6],[7]
C000028191 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[6]
C000028191 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[6]
C000028191 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[6]
C000028191 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[6],[8]
C000028191 [Member] | Over The Counter OTC Currency Put Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[6],[8]
C000028211 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[9]
C000028211 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[9]
C000028211 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[9]
C000028211 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[9]
C000028211 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[9]
C000028211 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[9]
C000028211 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[9]
C000028211 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[9]
C000028211 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%	[9]
C000028211 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[9]
C000028211 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[9]
C000028212 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[10]
C000028212 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[10]
C000028212 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[10]
C000028212 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[10]
C000028212 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[10]
C000028212 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[10]
C000028212 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[10]
C000028212 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[10]
C000028212 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%	[10]
C000028212 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[10]
C000028212 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[10]
C000030379 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[11]
C000030379 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[11]
C000030379 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[11]
C000030379 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[11]
C000030379 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[11]
C000030379 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[11]
C000030379 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.20%	[11]
C000030379 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[11]
C000030379 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[11]
C000030379 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[11]
C000028217 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[12]
C000028217 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[12]
C000028217 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	93.20%	[12]
C000028217 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[12],[13]
C000028217 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[12]
C000028217 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[12]
C000028217 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[12],[14]
C000028217 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[12],[14]
C000028218 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[15]
C000028218 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[15]
C000028218 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	93.20%	[15]
C000028218 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[15],[16]
C000028218 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[15]
C000028218 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[15]
C000028218 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[15],[17]
C000028218 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[15],[17]
C000030381 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[18]
C000030381 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[18]
C000030381 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[18]
C000030381 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%	[18]
C000030381 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	41.20%	[18]
C000030381 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[18],[19]
C000030381 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[18]
C000030381 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[18]
C000030381 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[18],[20]
C000028201 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[21]
C000028201 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[21]
C000028201 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[21]
C000028201 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%	[21]
C000028201 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	41.20%	[21]
C000028201 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[21],[22]
C000028201 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[21]
C000028201 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[21]
C000028201 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[21],[23]
C000028221 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[24]
C000028221 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[24]
C000028221 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[24]
C000028221 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[24]
C000028221 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[24]
C000028221 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[24]
C000028221 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[24]
C000028221 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[24]
C000028221 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[24]
C000028221 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[24]
C000028221 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[24]
C000028222 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[25]
C000028222 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[25]
C000028222 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[25]
C000028222 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[25]
C000028222 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[25]
C000028222 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[25]
C000028222 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[25]
C000028222 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[25]
C000028222 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[25]
C000028222 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[25]
C000028222 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[25]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
[5]	Amount rounds to less than 0.1%.
[6]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[7]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
[8]	Amount rounds to less than 0.1%
[9]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[10]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[11]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[12]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[13]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
[14]	Amount rounds to less than 0.1%.
[15]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[16]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
[17]	Amount rounds to less than 0.1%.
[18]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[19]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
[20]	Amount rounds to less than 0.1%.
[21]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[22]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
[23]	Amount rounds to less than 0.1%.
[24]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[25]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.